Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Summary of related party transaction

(a)Related party transactions

		Period from	Period from
		19 December	1 January to	Year ended
	Year ended 31	to 31	18	31
	December	December	December	December
	2020	2019	2019	2018
	Successor (NFH)		Predecessor (HHH)
Share subscriptions from SHH	29,456	—	—	—
Repayment of related party loan to Shanghai Peiyun	28,900	—	—	—
Purchase of nursing services from Beijing YHJ and Shanghai YHJ	10,170	—	—	—
Purchase of 75% equity of Shanghai Precison Clinic Co., Ltd. (“Precision clinic”) from Shanghai Niufeng	8,000	—	—	—
Management services to Sanjiu Hospital	4,330	148	—	—
Sale of 80% equity of Beijing YHJ to YD Care	4,000	—	—	—
Purchases of medical services from Fuji	1,828	75	1,746	1,006
Donation to China UFCH	864	—	—	—
Sale of medical consumables to China UFCH	350	—	—	—
Purchases of medical services from Fosun Medical	234	83	59	—
Consulting services to Beijing YHJ and Shanghai YHJ	219	—	—	—
Purchases of medical equipment from Ample and CML	85	67	16,865	882
Advances to senior executives	—	63,405	—	14,705
Transaction expense reimbursement to Fosun	—	34,977	—	—
Transaction bonus to senior executives	—	4,553	—	—
Management consulting services from TPG and Fosun	—	—	3,797	3,637

(b)Related party balances

		2020	2019
Amounts due from related parties:
Sanjiu Hospital and Shenzhen NF UFH		7,965	3,375
YD Care		2,000	—
Beijing YHJ and Shanghai YHJ		164	—
Senior executives	(i)	—	63,405
CML		—	99
Fosun Medical		—	44

		10,129	66,923
Amounts due to related parties:
Beijing YHJ and Shanghai YHJ		2,113	—
Fuji		864	334
Shanghai Peiyun		205	—
Fosun Medical		101	103
Senior executives		—	2,790
TPG and Fosun		—	652
CML		—	166
		3,283	4,045

(i) Amount due from senior executives at 31 December 2019 was a balance due from a senior executive, which was promptly paid back in January 2020.

Compensation of key management personnel of the Group

		Period from 19	Period from 1
	Year ended 31	December to 31	January to 18	Year ended 31
	December 2020	December 2019	December 2019	December 2018
	Successor (NFH)		Predecessor (HHH)
Short term employee benefits	10,443	5,284	19,783	16,526
Post-employment benefits	93	5	145	140
Share-based compensation expense	355	9,555	12,360	13,062
Total compensation paid to key management personnel	10,891	14,844	32,288	29,728